BOARD OF DIRECTORS - Schedule of movements of options held by the former board of management (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 31 December (in shares)	47,596,801
Expiration Date | Dr. Sijmen de Vries | Board of Management share option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)	2,800,000
Granted 2022 (in shares)	0
Exercised in 2022 (in shares)	0
Forfeited/Expired in 2022 (in shares)	0
Balance at 31 December (in shares)	2,800,000
Exercise price (in usd per share) | $ / shares	$ 0.859